UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145


                              BAILLIE GIFFORD FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Rutland Court, Edinburgh, Scotland, UK, EH3 8EY
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Angus N G Macdonald
                1 Rutland Court, Edinburgh, Scotland, UK, EH3 8EY
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


    Registrant's telephone number, including area code: 011-44-131-222-4000

                         Date of fiscal year end: 12/31

                  Date of reporting period: 1/01/03 TO 6/30/03

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.


BAILLIE GIFFORD INTERNATIONAL EQUITY
AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------
Semi-Annual Report
June 30, 2003

INDEX            BAILLIE GIFFORD INTERNATIONAL EQUITY AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------


                                                              PAGE NUMBER

INTERNATIONAL EQUITY FUND

   Schedule of Portfolio Investments                              1-4

   Industry Diversification Table                                  5

   Statement of Assets and Liabilities                             6

   Statement of Operations                                         7

   Statements of Changes in Net Assets                             8

   Financial Highlights

         Selected Data for Class I                                 9

         Selected Data for Class III                              10

EMERGING MARKETS FUND

   Schedule of Portfolio Investments                             11-13

   Industry Diversification Table                                 14

   Statement of Assets and Liabilities                            15

   Statement of Operations                                        16

   Statements of Changes in Net Assets                            17

   Financial Highlights

         Selected Data for Class III                              18

NOTES TO FINANCIAL STATEMENTS                                    19-24

MANAGEMENT OF THE TRUST                                          25-26

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--92.9%
AUSTRALIA--3.8%
Amcor, Ltd.                                              271,666    $  1,479,406
Australia and New Zealand Banking Group, Ltd.            222,800       2,780,723
BHP Billiton, Ltd.                                       400,072       2,318,185
Foster's Group, Ltd.                                     482,700       1,362,873
National Australia Bank, Ltd.                            135,243       3,038,476
The News Corp., Ltd.                                     132,700         996,747
Woodside Petroleum Ltd.                                   68,300         567,071
Woolworths, Ltd.                                         148,800       1,249,405
                                                                    ------------
                                                                      13,792,886
                                                                    ------------

BRAZIL--0.5%
Petroleo Brasilerio SA ADR                               104,400       1,854,144
                                                                    ------------

CHINA--0.8%
CNOOC, Ltd.                                            1,869,000       2,756,231
                                                                    ------------


DENMARK--1.1%
Danske Bank A/S                                          200,696       3,908,393
                                                                    ------------

FINLAND--3.0%
Nokia A                                                  651,330      10,725,729
                                                                    ------------

FRANCE--10.3%
Essilor International SA                                  69,050       2,781,633
France Telecom SA(a)                                     218,614       5,362,358
L'Oreal SA                                                73,100       5,154,213
Orange SA(a)                                             498,000       4,420,643
Pernod-Ricard SA(a)                                       47,987       4,281,749
Sanofi-Synthelabo SA                                     122,050       7,148,000
TotalFinaElf SA                                           52,030       7,862,964
                                                                    ------------
                                                                      37,011,560
                                                                    ------------

GERMANY--6.2%
Adidas-Salomon AG                                         30,480       2,604,141
Deutsche Bank AG                                          34,830       2,249,845
Deutsche Boerse AG                                        77,200       4,069,177
Deutsche Telekom AG                                      194,420       2,960,473
Porsche Pref. AG                                           9,976       4,204,352
SAP AG                                                    52,630       6,206,981
                                                                    ------------
                                                                      22,294,969
                                                                    ------------

HONG KONG--0.7%
Cheung Kong (Holdings), Ltd.                             368,000       2,213,243
Legend Holdings, Ltd.                                  1,130,000         376,756
                                                                    ------------
                                                                       2,589,999
                                                                    ------------

IRELAND--3.8%
Allied Irish Banks Plc                                   309,520       4,624,264
CRH Plc                                                  302,328       4,759,841
Ryanair Holdings Plc.(a)                                 471,910       3,397,843
Ryanair Holdings Plc. - ADR(a)                            22,290       1,000,821
                                                                    ------------
                                                                      13,782,769
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

ITALY--3.4%
Eni SpA                                                  608,370    $  9,200,897
Riunione Adriatica di Sicurta SpA                        202,010       3,064,448
                                                                    ------------
                                                                      12,265,345
                                                                    ------------

JAPAN--16.1%
Asahi Glass Co., Ltd.                                    521,000       3,232,521
Bridgestone Corp.                                        266,000       3,610,910
Brother Industries, Ltd.                                 265,000       1,831,772
Canon, Inc.                                              102,000       4,680,575
East Japan Railway Co.                                       585       2,601,624
Kao Corp.                                                167,000       3,108,432
Keyence Corp.                                             14,500       2,656,673
Konica Corp.                                             474,000       5,396,277
Kyocera Corp.                                             37,600       2,151,255
Mitsui & Co., Ltd.                                       570,000       2,857,714
Mitsui Sumitomo Insurance Co., Ltd.                      479,000       2,221,970
Nippon Telegraph and Telephone Corp. (NTT)                   628       2,463,360
NTT DoCoMo, Inc.                                           1,884       4,079,450
Promise Co., Ltd.                                         39,000       1,458,339
Rohm Co., Ltd.                                            32,400       3,532,092
Shin-Etsu Chemical Co., Ltd.                              66,800       2,280,908
Sumitomo Chemical Co., Ltd.                              627,000       1,968,595
Takeda Chemical Industries, Ltd.                          99,900       3,685,671
Toyota Motor Corp.                                       114,000       2,952,655
UFJ Holdings, Inc.                                           815       1,194,587
                                                                    ------------
                                                                      57,965,380
                                                                    ------------

NETHERLANDS--1.3%
Verenigde Nederlandse Uitgeversbedrijven NV              151,870       4,679,175
                                                                    ------------

NEW ZEALAND--0.3%
Telecom Corp. of New Zealand,  Ltd.                      350,700       1,075,861
                                                                    ------------

PORTUGAL--1.6%
Brisa - Auto Estradas de Portugal, SA(a)                 766,430       4,312,659
Portugal Telecom, SGPS, SA(a)                            177,536       1,272,177
                                                                    ------------
                                                                       5,584,836
                                                                    ------------

RUSSIA--0.8%
LUKOIL Holdings ADR                                       37,400       2,954,600
                                                                    ------------

SINGAPORE--0.5%
Singapore Airlines, Ltd.                                  69,000         407,496
Venture Corp., Ltd.                                      150,000       1,371,380
                                                                    ------------
                                                                       1,778,876
                                                                    ------------


SPAIN--2.4%
Altadis SA                                               185,930       4,765,629
Banco Popular Espanol SA                                  78,550       3,968,948
                                                                    ------------
                                                                       8,734,577
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

SWEDEN--2.4%

Atlas Copco B                                            194,710    $  4,572,856
Ericsson B                                             3,605,850       3,873,892
                                                                    ------------
                                                                       8,446,748
                                                                    ------------


SWITZERLAND--6.4%
Adecco SA-R                                               74,550       3,071,049
Holcim, Ltd.-R                                           118,700       4,385,911
Nestle SA-R                                               10,720       2,211,982
Novartis AG-R                                            181,960       7,200,219
Swiss Re-R                                                94,180       5,218,123
UBS AG-R                                                  19,277       1,072,328
                                                                    ------------
                                                                      23,159,612
                                                                    ------------


UNITED KINGDOM--27.5%
AstraZeneca Plc                                          106,000       4,250,425
Aviva Plc                                                345,000       2,395,319
Barclays Plc                                             564,000       4,188,050
BG Group Plc                                             501,500       2,228,162
BP Plc.(a)                                               876,000       6,074,801
British American Tobacco Plc                             314,300       3,555,266
British Sky Broadcasting Group Plc                       239,000       2,648,281
Capita Group Plc                                         357,000       1,334,310
Carnival Plc                                              94,325       2,865,503
Compass Group Plc                                        532,000       2,868,451
Debenhams Plc                                            381,100       2,642,816
Diageo Plc                                               529,000       5,647,812
GlaxoSmithKline Plc                                      661,312      13,346,060
HSBC Holdings Plc                                        447,000       5,281,299
Imperial Tobacco Group Plc                               341,300       6,105,001
Lloyds TSB Group Plc                                     431,000       3,059,978
Man Group Plc                                            147,000       2,901,140
Reed Elsevier NV                                         264,100       3,114,694
Royal Bank of Scotland Group Plc                         220,000       6,171,515
Standard Chartered Plc                                   239,000       2,902,658
Vodafone Group Plc                                     6,842,000      13,378,938
Wolseley Plc                                             189,000       2,090,349
                                                                    ------------
                                                                      99,050,828
                                                                    ------------


TOTAL COMMON STOCKS
   (cost $351,625,010)                                               334,412,518
                                                                    ------------





CONVERTIBLE STOCK--0.2%
JAPAN--0.2%
SMFG Finance CV Pref. 2.25% 7/11/05
   (cost $662,181)                                   105,000,000         811,056
                                                                    ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS--4.1%

UNITED KINGDOM--4.1%
Baillie Gifford Emerging Markets
   Growth Fund 'C' Accum                               5,255,499    $  8,534,408
Baillie Gifford Japanese Smaller Cos. Fund 'C' Accum     501,623       5,992,061
                                                                    ------------

TOTAL MUTUAL FUNDS
   (cost $15,391,677)                                                 14,526,469
                                                                    ------------

TOTAL INVESTMENTS--97.2%
   (cost $367,678,868)                                               349,750,043
Other assets less liabilities--2.8%                                   10,108,176
                                                                    ------------
NET ASSETS--100%                                                    $359,858,219
                                                                    ============

(a) Non-income producing security.







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                     % OF TOTAL
                                                     US$ VALUE       NET ASSETS
                                                     ---------       ----------

Automobiles & Parts                                $ 10,767,917          3.0%
Banks                                                48,510,241         13.5
Beverages                                            11,292,434          3.1
Chemicals                                             4,249,503          1.2
Construction & Building Materials                    14,468,622          4.0
Diversified Industrials                               3,668,770          1.0
Electronic & Electrical Equipment                    12,691,655          3.5
Engineering & Machinery                               4,572,856          1.3
Food & Drug Retailers                                 1,249,405          0.4
Food Producers & Processors                           2,211,982          0.6
Health                                                2,781,633          0.8
Household Goods & Textiles                            2,604,141          0.7
Information Technology Hardware                      18,508,469          5.2
Insurance                                            10,504,541          2.9
Leisure, Entertainment & Hotels                       2,865,503          0.8
Life Assurance                                        2,395,319          0.7
Media & Photography                                  16,835,174          4.7
Mining & Metals                                       2,318,185          0.6
Oil & Gas                                            33,498,870          9.3
Open-Ended Investment Cos                            14,526,469          4.0
Personal Care & Household Products                    8,262,645          2.3
Pharmaceuticals                                      35,630,375         10.0
Real Estate                                           2,213,243          0.6
Retailers-General                                     2,642,816          0.7
Software & Computer Technology                        6,206,981          1.7
Specialty & Other Finance                             4,359,479          1.2
Support Services                                      8,753,216          2.4
Telecommunications Services                          35,013,260          9.7
Tobacco                                              14,425,896          4.0
Transportation                                       11,720,443          3.3
                                                   ------------        -----

Total Value of Investments                          349,750,043         97.2%
Other assets less liabilities                        10,108,176          2.8%
                                                   ------------        -----
Net Assets                                         $359,858,219        100.0%
                                                   ============        =====



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS

         Investments, at value (cost $367,678,868)              $   349,750,043
         Cash                                                           807,576
         Foreign cash, at value (cost $8,459,313)                     9,679,114
         Receivable for investments sold                              3,007,283
         Dividends and interest receivable                            1,711,597
                                                                ---------------

         Total Assets                                               364,955,613
                                                                ---------------

LIABILITIES

         Payable for investments purchased                            4,510,733
         Advisory fee payable                                           324,323
         Service fee payable                                             45,868
         Other payables                                                 216,470
                                                                ---------------

         Total Liabilities                                            5,097,394
                                                                ---------------

NET ASSETS                                                      $   359,858,219
                                                                ===============


COMPOSITION OF NET ASSETS
         Paid-in capital                                        $   483,046,462
         Undistributed net investment income                          4,465,388
         Accumulated net realized loss on investments and
           foreign currency transactions                           (109,972,457)
         Net unrealized depreciation in value of investments
           and foreign currencies                                   (17,681,174)
                                                                ---------------
                                                                $   359,858,219
                                                                ===============


NET ASSET VALUE, PER SHARE

         CLASS I ($5,463,034 / 1,203,662 shares outstanding)    $          4.54
                                                                ---------------

         CLASS III ($354,395,185 / 77,844,555
           shares outstanding)                                  $          4.55
                                                                ---------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
                                       BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
         Dividends (net of foreign taxes withheld of $661,539)  $     5,275,133
         Interest                                                        59,876
                                                                ---------------
            TOTAL INVESTMENT INCOME                                   5,335,009
                                                                ---------------

EXPENSES

         Advisory fee                                                   573,337
         Service fee - Class III Shares                                  80,687
                       Class I Shares                                     6,093
         Fund Accounting                                                114,667
         Custody - (Note B)                                              60,000
         Professional fees                                               24,572
         Legal fees                                                      11,361
         Transfer Agency                                                  8,190
         Trustees                                                        10,000
         Other                                                           27,782
                                                                ---------------
         TOTAL EXPENSES                                                 916,689
         Less - reduction in custody fee due to
           undertaking by the Manager - (Note B)                        (60,000)
                                                                ---------------
           NET EXPENSES                                                 856,689
                                                                ---------------

           NET INVESTMENT INCOME                                      4,478,320
                                                                ---------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
         Net realized gain(loss) from:
           Investments                                              (25,850,661)
           Foreign currency transactions                                122,469
                                                                ---------------
                                                                    (25,728,192)
                                                                ---------------

         Net increase in unrealized appreciation (depreciation) on:
           Investments                                               53,686,062
           Translation of assets and liabilities in
             foreign currencies                                         124,723
                                                                ---------------
                                                                     53,810,785
                                                                ---------------

         Net realized and unrealized gain(loss) on investments
           and foreign currency transactions                         28,082,593
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $    32,560,913
                                                                ===============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS ENDED          YEAR ENDED
                                                                                                JUNE 30, 2003          DECEMBER 31,
                                                                                                 (UNAUDITED)               2002
                                                                                              ----------------        -------------
DECREASE IN NET ASSETS FROM OPERATIONS
         Net investment income                                                                  $   4,478,320         $   4,771,819
         Net realized loss from investments and foreign currency transactions                     (25,728,192)          (76,323,275)
         Net increase/decrease in unrealized appreciation/depreciation on investments
              and translation of assets and liabilities in foreign currencies                      53,810,785            (1,848,453)
                                                                                                -------------         -------------
         Net increase (decrease) in net assets from operations                                     32,560,913           (73,399,909)
                                                                                                -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
         Net investment income:
              Class I                                                                                  (7,253)              (56,736)
              Class III                                                                              (459,993)           (3,989,870)
                                                                                                -------------         -------------
         TOTAL DIVIDENDS AND DISTRIBUTIONS                                                           (467,246)           (4,046,606)
                                                                                                -------------         -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
         Net proceeds from shares subscribed:
              Class I                                                                                 675,436             1,608,739
              Class III                                                                                    --                    --
         Dividends and distributions reinvested:
              Class I                                                                                  54,390                    --
              Class III                                                                             4,449,805                    --
         Cost of shares redeemed:
              Class I                                                                                (324,455)                   --
              Class III                                                                                    --                    --
         INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
                                                                                                -------------         -------------
              BENEFICIAL INTEREST                                                                   4,855,176             1,608,739
                                                                                                -------------         -------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   36,948,843           (75,837,776)

NET ASSETS
         Beginning of year                                                                        322,909,376           398,747,152
                                                                                                -------------         -------------
         End of period                                                                          $ 359,858,219         $ 322,909,376
                                                                                                =============         =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SELECTED DATA FOR CLASS I SHARES OUTSTANDING:


                                                               For the Six                         For the Period
                                                               Months Ended                       August 12, 2001 (a)
                                                              June 30, 2003       Year ended           through
                                                               (Unaudited)     December 31, 2002  December 31, 2001
                                                              --------------   -----------------  -----------------
Net asset value, beginning of period                              $  4.14          $  5.15             $  5.39
                                                              --------------   -----------------  -----------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.05             0.05                0.01
Net realized and unrealized loss
    on investments and foreign
    currency transactions                                            0.36            (1.01)              (0.25)
                                                              --------------   -----------------  -----------------
Net decrease in net asset
    value from investment operations                                 0.41            (0.96)              (0.24)
                                                              --------------   -----------------  -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                (0.01)           (0.05)                 --
Taxable distributions in excess of net investment income
    and net realized gain on investments                               --               --                  --
Return of capital distributions                                        --               --                  --
                                                              --------------   -----------------  -----------------
    Total Dividends and Distributions                               (0.01)           (0.05)                 --
                                                              --------------   -----------------  -----------------
Net asset value, end of period                                    $  4.54          $  4.14             $  5.15
                                                              ==============   =================  =================


TOTAL RETURN
Total investment return based on net
    asset value (b)                                                  9.60%          (18.60%)             (4.45%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
    (000's omitted)                                               $ 5,463          $ 4,529             $ 3,617
Ratio of net expenses to average net
     assets (c)                                                      0.72%   *        0.72%               0.72%*
Ratio of net investment income
     to average net assets                                           2.54%   *        1.20%               0.27%*
Portfolio turnover rate                                                18%              38%                 40%



*    Annualized.

(a)  Commencement of share class.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, 0.76% in 2002 and 0.76% as of June 30,2003.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                          Page 9

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                      For the Six                                                 For the Period
                                                      Months Ended                                             November 1, 2000 (a)
                                                      June 30, 2003      Year ended          Year ended              through
                                                      (Unaudited)     December 31, 2002   December 31, 2001     December 31, 2000
                                                      ------------    -----------------   -----------------    -------------------
Net asset value, beginning of period                       $4.15              $5.15               $9.65                 $10.00
                                                      ------------    -----------------   -----------------    -------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.06               0.07                0.06                     --
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                  0.35              (1.02)              (1.53)                 (0.35)
                                                      ------------    -----------------   -----------------    -------------------
Net decrease in net asset
     value from investment operations                       0.41              (0.95)              (1.47)                 (0.35)
                                                      ------------    -----------------   -----------------    -------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                       (0.01)             (0.05)              (0.02)                    --
Taxable distributions in excess of net investment
     income and net realized gain on investments              --                 --               (2.14)                    --
Return of capital distributions                               --                 --               (0.87)                    --
                                                      ------------    -----------------   -----------------    -------------------
     Total Dividends and Distributions                     (0.01)             (0.05)              (3.03)                    --
                                                      ------------    -----------------   -----------------    -------------------
Net asset value, end of period                             $4.55              $4.15               $5.15                  $9.65
                                                      ============    =================   =================    ===================

TOTAL RETURN

Total investment return based on net
asset value (b)                                             9.80%            (18.41%)            (19.57%)                (3.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                    $354,395           $318,380            $395,130               $491,552

Ratio of net expenses to average net
     assets (c)                                             0.52%*             0.52%               0.49%                  0.69%*
Ratio of net investment income
     to average net assets                                  2.75%*             1.41%               1.00%                  0.00%*
Portfolio turnover rate                                       18%                38%                 40%                     6%


*    Annualized.
(a)  Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, 0.56% in 2002 and 0.56% as of June 30,2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                         Page 10

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                              SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 93.1%
BRAZIL - 10.7%
Ambev ADR                                            43,000        $   875,050
Banco Itau Holding Financeira SA ADR (a)             30,000          1,017,000
Companhia Siderurgica Nacional SA ADR                25,000            620,250
Companhia Vale do Rio Doce ADR                       25,000            741,500
Petroleo Brasileiro SA ADR                           89,000          1,758,640
Telesp Celular Participacoes SA ADR                  90,000            351,000
Tele Norte Leste Participacoes SA ADR                93,800          1,095,584
Votorantim Celulose Papel SA ADR (a)                 15,000            290,100
                                                                   -----------
                                                                     6,749,124
                                                                   -----------

CHILE - 1.3%
Banco Santiago Chile SA ADR                          21,500            438,815
Antofagasta Plc.                                     40,000            405,934
                                                                   -----------
                                                                       844,749
                                                                   -----------

CHINA - 7.4%
Aluminum Corp. of China, Ltd., Class H            2,900,000            647,077
Beijing Capital International Airport Co.,
     Ltd., Class H                                1,800,000            438,565
China Southern Airlines Co., Ltd., Class H          788,000            207,152
CNOOC, Ltd.                                         660,000            973,308
PetroChina Co., Ltd., Class H                     4,870,000          1,467,591
Sinotrans, Ltd., Class H(a)                       2,100,000            592,448
Zhejiang Expressway Co., Ltd., Class H              770,000            318,441
                                                                   -----------
                                                                     4,644,582
                                                                   -----------

CROATIA - 1.0%
Pliva d.d GRD                                        45,000            623,250
                                                                   -----------

ESTONIA - 0.4%
Hansabank, Ltd.                                      12,206            250,201
                                                                   -----------

HONG KONG - 2.5%
China Mobile, Ltd.                                  270,000            637,074
China Overseas Land & Investment, Ltd.            2,300,000            247,751
Tom.Com, Ltd. (a)                                 2,400,000            723,248
                                                                   -----------
                                                                     1,608,073
                                                                   -----------

HUNGARY - 0.3%
Magyar Tavkozlesi Rt.                                55,680            190,431
                                                                   -----------

INDIA - 3.0%
Hindalco Industries, Ltd. GDR                        44,500            713,371
ICICI Bank, Ltd. ADR (a)                             57,000            414,390
State Bank of India, Ltd. GDR                        36,600            749,568
                                                                   -----------
                                                                     1,877,329
                                                                   -----------

INDONESIA - 2.5%
Astra International, Inc.Tbk (a)                  1,400,000            606,667
Hanjaya Mandala Sampoerna Tbk                     1,868,000            939,660
                                                                   -----------
                                                                     1,546,327
                                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                         Page 11

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                             SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------

ISRAEL - 5.2%
Bank Hapoalim, Ltd.                                 175,000        $   371,531
Check Point Software Technologies                    53,000          1,036,150
Teva Pharmaceutical Industries, Ltd. ADR             33,000          1,878,690
                                                                   -----------
                                                                     3,286,371
                                                                   -----------

MALAYSIA - 4.0%
Berjaya Sports Toto Berhad                          660,000            642,632
Gamuda Berhad                                       500,000            809,210
Genting Berhad                                      200,000            789,474
Road Builder (M) Holdings Berhad                    330,000            305,684
                                                                   -----------
                                                                     2,547,000
                                                                   -----------

MEXICO - 10.0%
America Movil SA, Series L ADR                       52,122            977,288
Consorcio ARA, de SA (a)                            220,000            437,932
Grupo Financiero Banorte SA de CV, Class O          120,000            339,601
Grupo Financiero BBVA Bancomer,
     SA de CV, Class B (a)                        1,100,000            931,792
Grupo Modelo SA de CV, Series C                     400,000            913,277
Telefonos de Mexico SA de CV, Class L ADR            48,100          1,511,301
TV Azteca, SA de CV ADR                              55,000            357,500
WalMart de Mexico SA de CV, Series C                326,200            879,338
                                                                   -----------
                                                                     6,348,029
                                                                   -----------

PERU - 0.4%
Compania de Minas Buenaventura SA ADR                 9,800            294,882
                                                                   -----------

RUSSIA - 6.5%
MMC Norilsk Nickel ADR (a)                           27,000            923,400
LUKOIL ADR                                           16,700          1,319,300
Gazprom ADR                                          30,000            564,000
YUKOS ADR                                            23,550          1,318,800
                                                                   -----------
                                                                     4,125,500
                                                                   -----------

SOUTH AFRICA - 9.2%
Anglo American Platinum Corp., Ltd.                  44,000          1,385,619
Anglo American Plc.                                  88,000          1,357,965
Anglovaal Mining, Ltd (a)                            26,062            138,812
Nedcor, Ltd.                                        105,000          1,251,331
Sasol, Ltd.                                          95,000          1,056,891
Standard Bank Group, Ltd.                           150,000            655,127
                                                                   -----------
                                                                     5,845,745
                                                                   -----------

SOUTH KOREA - 17.4%
Cheil Communications, Inc.                            6,900            678,736
Cheil Industries, Inc.                               22,700            313,562
Daelim Industrial Co., Ltd                           33,000            574,634
Dongkuk Steel Mill Co., Ltd.                        150,000            656,760
Hyosung Corp.                                        54,000            583,173
Hyundai Autonet Co., Ltd. (a)                       355,000            569,130
Hyundai Development Co. (a)                          85,000            566,429
KT&G Corp.144A GDR                                  120,200            991,181
Samsung Corp.                                       195,200          1,166,788
Samsung Electronics Co., Ltd.                        10,800          3,209,711
SK Telecom Co., Ltd.                                 10,000          1,707,827
                                                                   -----------
                                                                    11,017,931
                                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                         Page 12

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                             SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 6.1%
Asustek Computer, Inc., GDR                         400,000        $ 1,000,000
Hon Hai Precision Industry Co., Ltd. GDR            150,000          1,132,500
Taiwan Semiconductor Manufacturing Co.,
     Ltd. ADR (a)                                   170,000          1,713,600
                                                                   -----------
                                                                     3,846,100
                                                                   -----------

THAILAND - 3.9%
BEC World Public Co., Ltd.                           48,600            277,450
Land and Houses Public Co., Ltd.                  2,100,000            474,548
Siam Cement Public Co., Ltd.                        430,000          1,718,364
                                                                   -----------
                                                                     2,470,362
                                                                   -----------

TURKEY - 1.3%
Koc Holding AS                                    30,000,000           262,388
Turkcell Iletisim Hizmetleri AS                   80,000,000           536,061
                                                                   -----------
                                                                       798,449
                                                                   -----------

Total Common Stocks
     (cost $50,299,149)                                             58,914,435
                                                                   -----------

WARRANTS - 4.1%
CHINA - 0.9%
Salomon-CW05 China Development 4/1/05             1,500,000            571,950
                                                                   -----------

INDIA - 1.0%
MSDW ASI-CW04 ICTCI Bank, Ltd. 11/24/04             190,000            613,909
                                                                   -----------

TAIWAN - 2.2%
ABN NV CW05 Sinopac Holding 4/18/05               2,200,000            803,880
                                                                   -----------
MSDW-CW04 CTCI Corp. 4/8/05                         900,000            582,300
                                                                   -----------
                                                                     1,386,180
                                                                   -----------

TOTAL WARRRANTS                                                      2,572,039
      (cost $2,573,078)                                            -----------


TOTAL INVESTMENTS - 97.2%
     (cost $52,872,227)                                             61,486,474
Other assets less liabilities - 2.8%                                 1,745,804
                                                                   -----------
NET ASSETS - 100%                                                  $63,232,278
                                                                   -----------

(a)  Non-income producing security.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2003 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                               US$ VALUE             NET ASSETS
                                               ---------             ----------

Automobiles & Parts                           $   606,667                1.0%
Banks                                           8,409,095               13.3
Beverages                                       1,788,327                2.8
Construction & Building Materials               4,312,167                6.8
Diversified Industrials                         1,429,176                2.3
Electronic & Electrical Equipment               4,911,341                7.8
Engineering & Machinery                         1,156,934                1.8
Forestry & Paper                                  290,100                0.4
Household Goods & Textiles                        896,735                1.4
Information Technology Hardware                 2,713,600                4.3
Leisure, Entertainment & Hotels                 1,432,106                2.3
Media & Photography                             1,313,686                2.1
Mining & Metals                                 4,324,712                6.8
Oil & Gas                                       8,458,530               13.4
Pharmaceuticals                                 2,501,940                4.0
Real Estate                                       247,751                0.4
Retailers-General                                 879,338                1.4
Software & Computer Technology                  1,759,398                2.8
Steel & Other Materials                         3,560,858                5.6
Telecommunications Services                     7,006,566               11.1
Tobacco                                         1,930,841                3.0
Transportation                                  1,556,606                2.4
                                              -----------              -----
Total Value of Investments                     61,486,474               97.2%
Other assets less liabilities                   1,745,804                2.8%
                                              -----------              -----
Net Assets                                    $63,232,278              100.0%
                                              ===========              =====



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

ASSETS
     Investments, at value (cost $52,872,227)                      $61,486,474
     Cash                                                              798,352
     Foreign cash, at value (cost $547,706)                            537,615
     Receivable for investments sold                                   488,192
     Dividends and interest receivable                                 139,741
                                                                   -----------

     Total Assets                                                   63,450,374
                                                                   -----------

LIABILITIES
     Payable for investments purchased                                  71,507
     Advisory fee payable                                               69,593
     Service fee payable                                                13,919
     Other payables                                                     63,077
                                                                   -----------

     Total Liabilities                                                 218,096
                                                                   -----------

NET ASSETS                                                         $63,232,278
                                                                   ===========


COMPOSITION OF NET ASSETS
     Paid-in capital                                               $54,000,000
     Undistributed net investment income                               299,338
     Accumulated net realized gains on investments
          and foreign currency transactions                            331,976
     Net unrealized depreciation in value of investments
          and foreign currencies                                     8,600,964
                                                                   -----------
                                                                   $63,232,278
                                                                   ===========


NET ASSET VALUE, PER SHARE

         CLASS III ($63,232,278 / 5,403,518 shares outstanding)    $     11.70
                                                                   -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 4, 2003* THROUGH JUNE 30, 2003 (UNAUDITED)
                                           BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
         Dividends (net of foreign taxes withheld of $37,364)      $   438,047
         Interest                                                        8,829
                                                                   -----------
            TOTAL INVESTMENT INCOME                                    446,876
                                                                   -----------

EXPENSES
         Advisory fee                                                   69,593
         Service fee - Class III Shares                                 13,919
         Custody                                                        22,270
         Fund Accounting                                                20,878
         Professional fees                                               6,959
         Legal fees                                                      5,567
         Trustees fees                                                   2,784
         Transfer Agency                                                 1,392
         Other                                                           4,176
                                                                   -----------
         TOTAL EXPENSES                                                147,538
                                                                   -----------

            NET INVESTMENT INCOME                                      299,338
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
         Net realized gain (loss) from:
              Investments                                              410,903
              Foreign currency transactions                            (78,927)
                                                                   -----------
                                                                       331,976
                                                                   -----------

         Net increase in unrealized appreciation (depreciation) on:
              Investments                                            8,614,248
              Translation of assets and liabilities in
                   foreign currencies                                  (13,284)
                                                                   -----------
                                                                     8,600,964
                                                                   -----------

         Net realized and unrealized gain on investments and
              foreign currency transactions                          8,932,940
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 9,232,278
                                                                   ===========


*    COMMENCEMENT OF OPERATIONS, APRIL 4, 2003.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                 APRIL 04, 2003*
                                                                     THROUGH
                                                                  JUNE 30, 2003
                                                                   (UNAUDITED)
                                                                  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
         Net investment income                                   $    299,338
         Net realized loss from investments and
               foreign currency transactions                          331,976
         Net increase in unrealized depreciation on
               investments and translation of
               assets and liabilities in foreign currencies         8,600,964
                                                                 ------------
         Net increase in net assets from operations                 9,232,278
                                                                 ------------


TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
         Net proceeds from shares subscribed:
              Class III                                            54,000,000
         Dividends and distributions reinvested:
              Class III                                                    --
         Cost of shares redeemed:
              Class III                                                    --
         INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
                                                                 ------------
              BENEFICIAL INTEREST                                  54,000,000
                                                                 ------------

         TOTAL INCREASE IN NET ASSETS                              63,232,278

NET ASSETS
         Beginning of period                                                0
                                                                 ------------
         End of period                                           $ 63,232,278
                                                                 ============


*    Commencement of operations, April 4, 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                         Page 17

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                        For the Period
                                                       April 4, 2003 (a)
                                                            through
                                                         June 30, 2003
                                                          (Unaudited)
                                                       -----------------
Net asset value, beginning of period                        $10.00
                                                       -----------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.06
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                    1.64
                                                       -----------------
Net increase in net asset
     value from investment operations                         1.70
                                                       -----------------
Net asset value, end of period                              $11.70
                                                       =================
TOTAL RETURN
Total investment return based on net
     asset value (b)                                        17.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                       $63,232
Ratio of net expenses to average net
     assets (c)                                             0.52%*
Ratio of net investment income
      to average net assets                                 1.05%*
Portfolio turnover rate                                      19%


*    Annualized.
(a)  Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                         Page 18

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

      Baillie Gifford International Equity Fund ("International Equity "Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") are a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. Each of the Funds offer three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2003 shares issued and outstanding for the International Equity Fund were of Class I and Class III shares and shares issued and outstanding for the Emerging Markets Fund were of Class III. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

      Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

      Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

      The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For each of the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2003, the Funds did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

      The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no federal income tax provision is required.

      Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Funds' policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

      At December 31, 2002, the International Equity Fund had a capital loss carryforward of $73,000,548 to offset future capital gain net income. Such carryforward, if unused will expire on December 31, 2010. In addition, the International Equity Fund generated a post-October net capital loss of $11,243,717, which, if unused, will expire on December 31, 2011.

At December 31, 2002, the components of accumulated earnings (loss) on a tax basis were as follows:

         Undistributed Net Investment Income                            467,246
         Undistributed Net Realized Loss                            (73,000,548)
         Net Unrealized Appreciation (Depreciation) on Investment   (71,614,887)
                                                                   ------------

         Accumulated Earnings (Loss)                              $(144,148,189)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to post-October losses.

      For the year ended December 31, 2002, on the statement of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the mark to market adjustments, a reclassification has been made to increase undistributed net investment income in the amount of $323,609, increase accumulated net realized gain on investments in the amount of $2,149,029 and decrease capital surplus in the amount of $2,472,638.

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

      The Funds are advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Funds are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

      Under the Investment Advisory Agreement, the International Equity Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets and the Emerging Markets Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.50% of the Fund's average month end net assets . For the six months ended June 30, 2003, the International Equity Fund incurred $573,337 in Investment Advisory Fees and for the period April 4, 2003 through June 30, 2003 the Emerging Markets Fund incurred $69,593 in Investment Advisory Fees.

      The Funds have adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the six months ended June 30, 2003 the International Equity Fund incurred $6,093 and $80,687 in Shareholder Servicing Fees for Class I and Class III shares, respectively. For the period April 4, 2003 through June 30, 2003 the Emerging Markets Fund incurred $13,919 in Shareholder Servicing Fees for Class III shares.

      In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the International Equity Fund. The International Equity Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2003 to June 30, 2003, the Manager has incurred approximately $60,000 of custody fees on behalf of the International Equity Fund.

NOTE C -- INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:


                            International Equity Fund
                     For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                             $60,025,799


Sales
     Stocks and debt obligations                             $57,770,750



The gross unrealized appreciation and (depreciation) on investments at June 30, 2003 is as follows:

Gross Appreciation                                          $ 29,607,233
Gross Depreciation                                           (47,536,058)
                                                            ------------
     Net Unrealized Depreciation                            $(17,928,825)
                                                            ============

                              Emerging Markets Fund
                     For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                            $ 63,400,742


Sales
     Stocks and debt obligations                            $ 10,939,418

The gross unrealized appreciation and (depreciation) on investments at June 30, 2003 is as follows:

Gross Appreciation                                          $  8,788,852
Gross Depreciation                                              (174,605)
                                                            ------------
     Net Unrealized Appreciation                            $  8,614,247

      The Funds' cost of assets and gross unrealized appreciation (depreciation) at June 30, 2003 for United States federal income tax purposes, is substantially equivalent to the Funds' cost of assets and gross unrealized appreciation (depreciation) at June 30, 2003 for financial reporting purposes. The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of each Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

      A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested. At June 30, 2003 the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                         International Equity Fund

                                        Class I Shares                                  Class III Shares
                                   For the Six Months Ended                         For the Six Months Ended
                                        June 30, 2003                                     June 30, 2003
                        -----------------------------------------------    --------------------------------------------
                               Shares                    Amount                  Shares                  Amount
                        ----------------------    ---------------------    --------------------    --------------------
Shares sold                           170,138                 $675,436                      --                      --

Shares issued in
reinvestment of
dividends and
distributions                          13,486                   54,390               1,102,266               4,449,805

Shares redeemed                       (73,956)                (324,455)                     --                      --
                        ----------------------    ---------------------    --------------------    --------------------

Net increase                          109,668                 $405,371               1,102,266              $4,449,805
                        ======================    =====================    ====================    ====================

                                     Emerging Markets Fund
                                       Class III Shares
                                   For the Six Months Ended
                                        June 30, 2003
                        -----------------------------------------------
                               Shares                    Amount
                        ----------------------    ---------------------

Shares sold                         5,403,518               $54,000,00

Shares issued in
reinvestment of
dividends and
distributions                              --                       --

Shares redeemed                            --                       --
                        ----------------------    ---------------------

Net increase                        5,403,518              $54,000,000
                        ======================    =====================



At June 30, 2003, 98.5% of the total shares outstanding of the International Equity Fund were held by one record shareholder. On that same date, 100.0% of the total shares outstanding of the Emerging Markets Fund were held by one record shareholder.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

R. ROBIN MENZIES                        CHAIRMAN OF THE BOARD & PRESIDENT

Mr. Menzies is a director of Baillie Gifford Overseas Limited and a partner of Baillie Gifford & Co. He graduated BA in Engineering and Law from Cambridge University. Aged 50, he joined Baillie Gifford in 1973 and became a partner in 1981. Mr. Menzies is a member of the Institutional Clients Department and has particular responsibility for North American clients.

Mr. Menzies will be in charge of the geographical diversification of the International Equity Fund's and The EAFE Fund's assets. Under Mr. Menzies supervision, investment teams at Baillie Gifford recommend securities selections for each of these Funds.

Mr. Menzies is the only trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

JOHN G. BARRIE, JR.                     TRUSTEE

Mr. Barrie retired in April 2000 from Dominion Resources, Inc., an electric and gas utility, where he served in a variety of supervisory roles over the course of the thirty-five years, including most recently, Assistant Treasurer.

JOHN M. SMITH                           TRUSTEE

Mr. Smith serves a consultant to the management of, and the board of directors of, the Guardian Mutual Funds in January, 2000. Mr. Smith served in a variety of executive positions with Guardian Life Insurance Company and its affiliates until the end of 1999, including as Executive Vice President of Guardian Life Insurance Company; Executive Vice President and Director of Guardian Insurance and Annuity Company; President and Director of Guardian Investors Services Corp. (broker-dealer and investment adviser); President of GIAC Funds, Inc. (mutual funds); and Director of Guardian Asset Management Corp. and Guardian Baillie Gifford Ltd. (investment advisers).

EDWARD H. HOCKNELL                      VICE PRESIDENT

Mr. Hocknell is a director of Baillie Gifford Overseas Limited and became a partner in Baillie Gifford & Co. in 1998. Aged 42, Mr. Hocknell graduated BA in Classics and Philosophy from Oxford University. He is responsible for North American and UK clients.

Mr. Hocknell will be in charge of the geographical diversification of The Emerging Markets Fund's assets. His decisions to buy and sell securities for the Fund will be made with help from several investment teams at Baillie Gifford.

ALAN PATERSON                           VICE PRESIDENT

Mr. Paterson joined Baillie Gifford in 1993 following five years with KPMG where he qualified as a Chartered Accountant. Aged 34, he is presently Head of the Institutional Clients Accounting Department, which is responsible for the accounting and administration service to Baillie Gifford's institutional clients worldwide.

DICKSON JACKSON                         TREASURER

Mr. Jackson joined Baillie Gifford in 1998 following eight years with The WM Company where he administered and managed both pooled and segregated pension funds as well as presenting performance information to UK Fund Management companies. Aged 31, he is presently responsible for a team of Investment Accountants providing administration services to Baillie Gifford's non-UK institutional clients.

ANGUS N. G. MACDONALD                   SECRETARY

Mr. Macdonald qualified LL.B in Law in 1989 and attained his Diploma in Legal Practice in 1990. Aged 36, he joined Baillie Gifford in 1996 having previously worked as a lawyer in another financial services company and private practice before that. He is presently the Compliance Officer and Counsel for Baillie Gifford Overseas Limited.


Previous positions during the past five years with Baillie Gifford Overseas Limited are omitted, if not materially different from the positions listed.

The address of each trustee and officer of the Trust affiliated with Baillie Gifford Overseas Limited is 1 Rutland Court, Edinburgh, Scotland EH3 8EY.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act: Attached hereto.

(b) Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS

By (Signature and Title)    /s/ R Robin Menzies
                            --------------------------------------
                            R Robin Menzies, President

Date  March 8th, 2004



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ R Robin Menzies
                           --------------------------------------
                           R Robin Menzies, President

Date March 8th, 2004

By (Signature and Title)   /s/ Dickson Jackson
                           --------------------------------------
                           Dickson Jackson, Treasurer

Date March 8th, 2004